Convertible Promissory Notes	12 Months Ended
Oct. 31, 2020
Convertible Promissory Notes
Convertible Promissory Notes

13.	Convertible Promissory Notes

Transactions related to GR Unlimited’s convertible promissory notes during the years ended October 31, 2020 and 2019, include the following:

	Face value	Carrying amount	Interest payable
Balance - October 31, 2018	$1,343,171	$1,299,376	$454,775
Amortization of deferred financing costs	22,106	23,759	-
Interest expense on long-term debt	-	-	2,154
Interest accretion	-	5,502	-
Repaid	(265,277)	(265,277)	(137,889)
Converted to common units	(1,100,000)	(1,063,360)	(279,040)
Balance - October 31, 2019	$-	$-	$40,000
Interest paid	-	-	(30,000)
Interest forgiven upon settlement	-	-	(10,000)
Balance - October 31, 2020	$-	$-	$-

During the period ended October 31, 2018, GR Unlimited issued the following unsecured convertible promissory notes:

13.1	Effective November 14, 2017, GR Unlimited entered into an agreement with certain purchasers (collectively the “Purchasers” and individually the “Purchaser”), to issue a series of notes with substantially similar terms, including maturity, interest rates, and conversion terms. Under the agreements, the Purchasers purchased convertible promissory notes with aggregate principal of $550,000. The notes accrued simple interest at an annual rate of 50% calculated on the basis of a year of 365 days.

During the year ended October 31, 2018, GR Unlimited made aggregate principal repayments of $442,223. During the year ended October 31, 2019, GR Unlimited repaid the remaining aggregate principal of $107,777. As at October 31, 2018, accrued interest of $127,915 remained unpaid, which was subsequently paid during the year ended October 31, 2019.

13.2	Effective December 15, 2017, GR Unlimited entered into an agreement whereby the holder purchased a convertible promissory note for the total principal of $1,000,000 with simple interest accrued at a rate of 25%.

During the year ended October 31, 2019, the principal of $1,000,000 and unpaid interest of $272,991 were converted into 1,144.15 common units of GR Unlimited (4,782,284 common shares of the Company) as described in Note 15.4.

During the period ended October 31, 2017, GR Unlimited issued the following unsecured convertible promissory notes:

13.3	Effective February 1, 2017: Principal of $100,000 with simple interest accrued at a rate of 15%. Principal and interest due and payable on the three-year anniversary of the promissory note, February 1, 2020. In the event GR Unlimited completes a qualified equity financing transaction on or before the maturity date of the promissory note, the holder has the right to convert in whole or in part the unpaid principal and interest balance into fully paid nonassessable shares of common stock of GR Unlimited. The conversion price per unit will equal 80% of the price per unit paid in cash by purchasers of new units in a qualified equity transaction. As at October 31, 2018, accrued interest of $26,219 was incurred. The fair value of the conversion option was estimated as $Nil. During the year ended October 31, 2019, the principal of $100,000 and unpaid interest of $22,438 were converted into 126.13 common units of GR Unlimited (485,379 common shares of the Company) as described in Note 15.3.

13.4	Effective July 26, 2017, GR Unlimited through its wholly owned subsidiary GRU Properties, LLC entered into an agreement whereby the holder purchased a convertible promissory note for the total principal of $100,000 with simple interest calculated at a rate of 50% per annum for the first 6 months. The note became due on February 1, 2018 and was extendable for another 6 months at the holder’s option. On January 31, 2018, $50,000 of principal was repaid.

On January 31, 2018, $50,000 of the outstanding principal was repaid and the remaining principal of $50,000 was extended to August 1, 2018. On August 1, 2018, the holder of the convertible promissory note accepted a new convertible promissory note in the amount of $57,500 in exchange for the current note and $7,500 of accrued interest. The new convertible promissory note had a maturity date to August 1, 2019, with interest at 12.5% per annum, payable monthly. During the year ended October 31, 2019, the principal and accrued interest was paid in full and the Company derecognized the corresponding derivative liability resulting in a gain on derecognition of $39,500 included in the statement of loss and comprehensive loss.

13.5	Effective October 20, 2017, principal of $100,000 with simple interest accrued at a rate of 50% per annum. During the year ended October 31, 2019, GR Unlimited repaid the principal of $100,000, leaving accrued interest of $40,000 payable. During the year ended October 31, 2020, $30,000 was repaid and $10,000 was forgiven.